SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of calculation of basic and diluted net income (loss) per common share

	2020	2019	2018
Numerator:
Net loss	$(6,552)	$(12,678)	$(6,560)
Redeemable Convertible Preferred Stock dividends (undeclared and cumulative)	(1,884)	(1,579)	(1,014)
Net loss attributable to common stockholders	(8,436)	(14,257)	(7,574)
Denominator:
Weighted average shares outstanding, basic and diluted	3,716,526	3,716,526	3,716,526
Net loss per share attributable to common stockholders, basic and diluted	$(2.27)	$(3.84)	$(2.04)

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Schedule of calculation of basic and diluted net income (loss) per common share

	Year Ended December 31,
	2020	2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,818,650	$5,531,557
Income and Franchise Tax	(540,742)	(1,321,103)
Net Earnings	$1,277,908	$4,210,454
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	30,557,322	30,479,514
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.04	$0.14

Non-Redeemable Class A and B Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(3,542,687)	$3,478,202
Redeemable Net Earnings	(1,277,908)	(4,210,454)
Non-Redeemable Net Loss	$(4,820,595)	$(732,252)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	7,639,330	7,601,435
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(0.63)	$(0.10)